Gold loan payable and gold in trust (Details Narrative)		12 Months Ended
	May 14, 2019 USD ($) Integer shares	Dec. 31, 2023 CAD ($) oz	Dec. 31, 2022 CAD ($) oz	Dec. 31, 2021 CAD ($) oz	May 14, 2019 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
Borrowings, metals, noncurrent		$ 4,371,546	$ 3,929,015
Net gains (losses) on change in fair value of derivatives		191,732	110,177	$ (18,156)
Trust assets, metals		$ 1,082,801	$ 974,397
Gold Loan Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Deriviative liability, assumptions, expected life (Year)	5 years	3 months	1 year 3 months
Derivative liability, assumptions, risk-free interest rate	1.57%	4.00%	4.00%
Derivative liability, assumptions, expected volatility	11.06%	9.93%	11.57%
Net gains (losses) on change in fair value of derivatives		$ 191,732	$ 110,177
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued (in shares) | shares	500,000
Warrants, exercise price (in CAD per share) | $ / shares					$ 1.50
Warrants, fair value					$ 50,000
Warrants, valuation assumptions, expected life (Year)	5 years
Risk free interest rate, warrants granted	1.54%
Expected dividend, warrants granted	0.00%
Description of expected volatility warrants granted	44.25%
Gold Loan [Member]
IfrsStatementLineItems [Line Items]
Loan payable, ounces, loaned to company	1,597				1,597
Borrowings, metals, noncurrent	$ 2,072,060				$ 2,790,858
Loan payable, extension period (Year)	2 years
Loan payable, gold delivery payments per month, ounces | Integer	100
Borrowings, interest rate	10.00%				10.00%
Borrowings, standby fee	1.00%				1.00%
Loans payable, ounces of gold | oz		397	397	397
Trust assets, metals		$ 1,082,801	$ 974,397	$ 915,995